Mineral Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 17, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 2,933.4
Mineral property, plant and equipment	2,933.4		$ 3,101.3
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,138.0	$ 3,846.4
Additions	243.0	277.8
Revisions	17.1	13.3
Disposals	(5.6)	(1.9)
Transfers	0.0
Mineral property, plant and equipment	4,138.0	3,846.4	4,466.6
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,204.6)	(1,033.1)
Amortization	164.3	171.6
Disposals	(4.6)	(1.2)
Mineral property, plant and equipment	(1,204.6)	(1,033.1)	(1,365.3)
Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions		2.4
Amortization	1.0	1.1
Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	750.9
Mineral property, plant and equipment	750.9		888.7
Plant and Equipment [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,320.3	1,194.6
Additions	94.1	125.2
Revisions	0.0	0.0
Disposals	(5.6)	(1.9)
Transfers	121.2
Mineral property, plant and equipment	1,320.3	1,194.6	1,530.0
Plant and Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(569.4)	(502.9)
Amortization	75.5	66.6
Disposals	(4.6)	(1.2)
Mineral property, plant and equipment	(569.4)	(502.9)	(641.3)
Plant and Equipment [Member] | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions		2.4
Amortization	1.0	1.1
Mineral Property - Depletable [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,824.4
Mineral property, plant and equipment	1,824.4		1,909.0
Mineral Property - Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,450.8	2,305.6
Additions	101.5	131.9
Revisions	17.1	13.3
Disposals	0.0	0.0
Transfers	0.0
Mineral property, plant and equipment	2,450.8	2,305.6	2,624.2
Mineral Property - Depletable [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(626.4)	(521.4)
Amortization	88.8	105.0
Disposals	0.0	0.0
Mineral property, plant and equipment	(626.4)	(521.4)	(715.2)
Mineral Property - Depletable [Member] | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions		0.0
Amortization	0.0	0.0
Mineral Property - Non-Depletable [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	104.9
Mineral property, plant and equipment	104.9		16.9
Mineral Property - Non-Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	104.9	95.8
Additions	33.2	9.1
Revisions	0.0	0.0
Disposals	0.0	0.0
Transfers	(121.2)
Mineral property, plant and equipment	104.9	95.8	16.9
Mineral Property - Non-Depletable [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0.0	0.0
Amortization	0.0	0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	0.0	0.0	0.0
Mineral Property - Non-Depletable [Member] | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions		0.0
Amortization	0.0	0.0
Exploration and evaluation assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	253.2
Mineral property, plant and equipment	253.2		286.7
Exploration and evaluation assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	262.0	250.4
Additions	14.2	11.6
Revisions	0.0	0.0
Disposals	0.0	0.0
Transfers	0.0
Mineral property, plant and equipment	262.0	250.4	295.5
Exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(8.8)	(8.8)
Amortization	0.0	0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	(8.8)	(8.8)	$ (8.8)
Exploration and evaluation assets [member] | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions		0.0
Amortization	0.0	$ 0.0
Trillium
Reconciliation of changes in property, plant and equipment [abstract]
Mineral property, plant and equipment				$ 19.3
Trillium | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	19.3
Trillium | Plant and Equipment [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0
Trillium | Mineral Property - Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0
Trillium | Mineral Property - Non-Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0
Trillium | Exploration and evaluation assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	19.3
Island Gold [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	54.8
Island Gold [Member] | Plant and Equipment [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0
Island Gold [Member] | Mineral Property - Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	54.8
Island Gold [Member] | Mineral Property - Non-Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0
Island Gold [Member] | Exploration and evaluation assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	$ 0.0